UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          B.L. Corp.
                 -------------------------------
   Address:       7 Todd Pond Rd, P.O. Box 309
                 -------------------------------
                  Lincoln MA 01773
                 -------------------------------

Form 13F File Number: 28-11870
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eugene Torpey
         -------------------------------
Title:    Chief Compliance Officer
         -------------------------------
Phone:    201-782-3321
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Eugene Torpey            Woodcliff Lake, NJ   January 6th 2009
   -------------------------------    ------------------   -------------------

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  7
                                        --------------------

Form 13F Information Table Value Total:  50,117
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                    FORM 13F INFORMATION TABLE
      COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------- --------- -------- ---------------------- ------------ ---------- -----------------------
                           TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- -------
APPLE INC                  COM      037833100    8,535   100,000   SH           SOLE                  100,000
AT&T INC                   COM      00206R102   11,400   400,000   SH           SOLE                  400,000
CHECK POINT SOFTWARE       COM      M22465104    6,077   320,000   SH           SOLE                  320,000
MOSAIC CO                  COM      61945A107    2,076    60,000   SH           SOLE                   60,000
POTASH CORP SASK INC       COM      73755L107    7,322   100,000   SH           SOLE                  100,000
PROSHARES                  COM      74347R297    6,640   176,000   SH           SOLE                  176,000
PROSHARES ULTRA            COM      74347R206    8,067   300,000   SH           SOLE                  300,000